Right-of-Use Assets - Summary of Quantitative Information about Right-of-Use Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 425
Provided for the year	289	$ 587	$ 593
Ending balance	927	425
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	414
Ending balance	922	414
Plant and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	11
Ending balance	5	11
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,599	2,924
Additions	911	12
Derecognised upon end of lease term	(2,516)	(337)
Ending balance	994	2,599	2,924
Cost [Member] | Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,574	2,865
Additions	911	0
Derecognised upon end of lease term	(2,503)	(291)
Ending balance	982	2,574	2,865
Cost [Member] | Plant and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	25	59
Additions	0	12
Derecognised upon end of lease term	(13)	(46)
Ending balance	12	25	59
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(2,174)	(1,933)
Provided for the year	(147)	(587)
Derecognised upon end of lease term	2,254	346
Ending balance	(67)	(2,174)	(1,933)
Accumulated Depreciation [Member] | Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(2,160)	(1,888)
Provided for the year	(126)	(568)
Derecognised upon end of lease term	2,226	296
Ending balance	(60)	(2,160)	(1,888)
Accumulated Depreciation [Member] | Plant and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(14)	(45)
Provided for the year	(21)	(19)
Derecognised upon end of lease term	28	50
Ending balance	$ (7)	$ (14)	$ (45)